UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08349

Name of Fund: BlackRock MuniHoldings Investment Quality Fund (MFL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$4,980	$5,425,362
6.00%, 6/01/39	10,995	11,816,766

		17,242,128

Arizona — 2.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/24	10,260	10,746,734
5.25%, 10/01/28	2,240	2,281,059
5.00%, 10/01/29	585	580,028

		13,607,821

California — 16.9%
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	5,000	5,293,050
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	4,000	3,969,600
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	6,600	6,818,526
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	10,000	10,055,600
Election of 2008, Series C, 5.25%, 8/01/39	7,150	7,279,701
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	2,980	3,078,280
Los Angeles Unified School District California, GO, Series D, 5.25%, 7/01/25	3,485	3,705,043
Manteca Financing Authority California, RB, Manteca Sewer (AGC):
5.63%, 12/01/33	2,450	2,568,972
5.75%, 12/01/36	3,285	3,457,003
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	6,750	6,626,610

Municipal Bonds	Par (000)	Value

California (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	$4,690	$4,895,985
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	3,000	3,062,340
State of California, GO, Various Purpose:
(AGC), 5.50%, 11/01/39	15,000	15,189,000
(AGM), 5.00%, 6/01/32	11,245	11,113,658

		87,113,368

Colorado — 1.8%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	5,925	6,539,956
Regional Transportation District, COP, Series A, 5.00%, 6/01/25 (a)	2,845	2,849,267

		9,389,223

District of Columbia — 0.7%
District of Columbia, Refunding RB, Georgetown University, Series D (BHAC), 5.50%, 4/01/36	1,000	1,061,960
District of Columbia Water & Sewer Authority, RB, Series A (NPFGC), 5.00%, 10/01/38	2,545	2,555,053

		3,617,013

Florida — 21.5%
City of Sunrise Florida, Refunding RB (AMBAC):
5.20%, 10/01/22	1,225	1,310,223
5.20%, 10/01/22 (b)	1,025	1,167,147
County of Lee Florida, RB, Series A, AMT (AGM), 6.00%, 10/01/29	19,925	20,108,908
County of Miami-Dade Florida, RB, AMT, Series A:
(AGM), 5.13%, 10/01/35	8,605	8,192,476
Miami International Airport (AGM), 5.50%, 10/01/41	11,280	11,286,204
Miami International Airport (NPFGC), 6.00%, 10/01/29	8,000	8,085,600
County of Osceola Florida, RB, Series A (NPFGC), 5.50%, 10/01/27	5,560	5,640,898

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of St. John’s Florida, RB (AGM):
5.00%, 10/01/31	$3,200	$3,249,760
5.00%, 10/01/37	2,655	2,647,035
Florida Housing Finance Corp., HRB, Waverly Apartments, Series C-1, AMT (AGM), 6.30%, 7/01/30	2,055	2,091,065
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 11, AMT (AGM), 5.95%, 1/01/32	5,640	5,643,046
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage:
Series 2 (NPFGC), 5.75%, 7/01/14	640	641,331
Series 2 (NPFGC), 5.90%, 7/01/29	6,965	7,044,819
Series 4 (AGM), 6.25%, 7/01/22	535	563,756
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	6,740	6,847,166
Miami-Dade County Housing Finance Authority Florida, MRB, Marbrisa Apartments Project, Series 2A, AMT (AGM), 6.00%, 8/01/26	2,185	2,222,975
Miami-Dade County IDA, RB, Airis Miami II LLC Project, AMT (AMBAC), 6.00%, 10/15/19	3,195	3,093,463
St. Lucie West Services District, RB (NPFGC):
5.25%, 10/01/34	1,720	1,727,878
5.00%, 10/01/38	4,125	4,009,954
St. Lucie West Services District, Refunding RB, Senior Lien (NPFGC), 6.00%, 10/01/22	3,250	3,325,822
Village Center Community Development District, RB, Series A (NPFGC):
5.38%, 11/01/34	10,775	9,313,263
5.13%, 11/01/36	1,750	1,446,463
Volusia County IDA, RB, Student Housing, Stetson University Project, Series A (CIFG), 5.00%, 6/01/35	1,740	1,453,805

		111,113,057

Georgia — 7.2%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	4,350	4,445,047
City of Atlanta Georgia, RB, General, Series A (AGM):
5.00%, 1/01/35	4,375	4,326,481
5.00%, 1/01/40	4,375	4,276,431
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	3,825	3,936,155
Georgia Higher Education Facilities Authority, RB, USG Real Estate III, Series A (AGC), 5.00%, 6/15/38	4,050	3,990,343
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	6,445	6,484,057

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	$9,240	$9,447,623

		36,906,137

Illinois — 11.9%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	3,745	4,039,844
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	6,315	7,154,200
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	4,415	4,453,322
5.00%, 1/01/29	6,845	6,859,580
5.00%, 1/01/30	2,730	2,733,822
City of Chicago Illinois, RB, Third Lien:
General Airport, Series A (NPFGC), 5.00%, 1/01/33	5,000	4,805,900
General, Series C (AGM), 5.25%, 1/01/35	4,905	4,968,422
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C (AGC), 5.25%, 1/01/23	3,975	4,278,094
Second Lien (NPFGC), 5.50%, 1/01/30	4,075	4,379,565
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	5,000	5,046,800
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	3,000	3,057,240
Build Illinois, Series B, 5.25%, 6/15/26	5,625	5,941,744
Village of Schaumburg Illinois, GO, Series B (NPFGC), 5.00%, 12/01/38	3,785	3,779,322

		61,497,855

Indiana — 2.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	14,105	14,943,824

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	5,500	5,741,725

Kentucky — 1.6%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	4,070	4,122,706
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,245,040

		8,367,746

Louisiana — 1.5%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	5,475	6,105,884

2	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Louisiana (concluded)
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring:
Series A-1 (AGC), 6.00%, 1/01/23	$500	$560,415
Series A-2 (AGC), 6.00%, 1/01/23	720	806,998

		7,473,297

Maine — 1.0%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	5,235	5,340,904

Maryland — 0.4%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, University of Maryland Medical System, 5.13%, 7/01/39	2,225	2,236,414

Michigan — 16.3%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	6,320	6,797,160
Second Lien, Series B (AGM), 7.00%, 7/01/36	850	962,379
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	7,490	7,481,536
Senior Lien, Series B (AGM), 7.50%, 7/01/33	6,600	7,798,164
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	20,540	20,959,838
City of Detroit Michigan, Refunding RB, Second Lien:
Series E (BHAC), 5.75%, 7/01/31	6,000	6,304,080
Series C-1 (AGM), 7.00%, 7/01/27	9,055	10,484,241
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	3,650	3,614,486
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	1,760	1,818,502
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/22	6,150	6,686,218
5.25%, 10/15/24	2,755	2,914,184
5.25%, 10/15/25	1,435	1,503,320
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	5,780	6,763,583

		84,087,691

Minnesota — 2.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	9,900	10,776,843

Nevada — 6.0%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	16,005	15,933,778

Municipal Bonds	Par (000)	Value

Nevada (concluded)
County of Clark Nevada, RB (concluded):
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	$15,500	$14,789,480

		30,723,258

New Jersey — 2.3%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	4,350	4,814,841
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	6,500	6,830,785

		11,645,626

New York — 2.0%
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	5,625	5,808,600
Series S-4 (AGC), 5.50%, 1/15/29	4,000	4,383,480

		10,192,080

Ohio — 1.5%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	7,725	7,659,106

Pennsylvania — 4.6%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	8,440	8,539,423
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-1 (AGM), 5.00%, 12/01/37	9,000	9,019,350
Pittsburgh & Allegheny County Sports & Exhibition Authority, Refunding RB, Regional Asset District Sales Tax (AGM), 5.00%, 2/01/31	5,895	5,953,125

		23,511,898

Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	6,610	7,160,283

South Carolina — 0.3%
City of Spartanburg South Carolina, RB, System (AGC), 5.00%, 6/01/39	1,700	1,719,958

Texas — 19.9%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	3,360	3,501,792
5.00%, 11/15/29	4,255	4,399,968
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	4,000	4,052,680
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	12,700	14,178,915
6.00%, 11/15/36	9,435	10,519,648
5.38%, 11/15/38	5,000	5,251,000
County of Bexar Texas, RB, Venue Project, Motor Vehicle Rental (BHAC), 5.00%, 8/15/39	4,120	4,107,228

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	$1,500	$1,676,325
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	5,325	5,488,158
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	2,300	2,424,269
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	12,400	12,919,684
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A:
(AGC), 5.75%, 1/01/40	7,000	7,246,400
(BHAC), 5.75%, 1/01/48	7,500	7,811,400
(NPFGC), 5.13%, 1/01/28	17,500	17,371,375
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,770	1,908,113

		102,856,955

Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,795	7,821,737

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	4,300	4,832,641

Total Municipal Bonds – 133.2%		687,578,588

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	6,500	6,537,375

California — 3.0%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,960	8,038,008
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	2,400	2,390,136
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	5,000	5,118,850

		15,546,994

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	3,381	3,704,999

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Florida — 5.7%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	$10,000	$10,149,800
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	10,657	10,679,625
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	4,785	5,196,223
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	3,412	3,646,775

		29,672,423

Illinois — 1.5%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	7,737	7,742,988

Indiana — 1.9%
Indiana Health & Educational Facilities Financing Authority, Refunding RB, St. Francis, Series E (AGM), 5.25%, 5/15/41	9,850	9,891,567

Kentucky — 0.1%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	404	431,672

Nevada — 2.7%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	8,000	8,720,720
Series B, 5.50%, 7/01/29	5,008	5,395,040

		14,115,760

New Jersey — 3.1%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	7,532	7,715,396
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	8,000	8,180,800

		15,896,196

New York — 3.8%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	4,994	5,351,806
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	13,500	14,041,620

		19,393,426

Texas — 2.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	12,027	12,806,809

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 26.3%		135,740,209

Total Long-Term Investments (Cost – $812,416,981) – 159.5%		823,318,797

4	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock MuniHoldings Investment Quality Fund (MFL)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (d)(e)	30,862,793	$30,862,793

Total Short-Term Securities (Cost – $30,862,793) – 6.0%		30,862,793

Total Investments (Cost – $843,279,774*) – 165.5%		854,181,590
Other Assets Less Liabilities – 1.3%		6,803,739
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (13.6)%		(70,169,464)
Preferred Shares, at Redemption Value – (53.2)%		(274,667,352)

Net Assets Applicable to Common Shares– 100.0%		$516,148,513

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost		$773,347,224

	Gross unrealized appreciation		$19,593,217
	Gross unrealized depreciation		(8,866,043)

	Net unrealized appreciation		$10,727,174

(a)	When-issued security. Unsettled when-issued transactions were as follows:

	Counterparty	Value	Unrealized Appreciation

	Morgan Stanley Co.	$2,849,267	$33,201

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional
Tax-Exempt
Fund	32,301,054	(1,438,261)	30,862,793	$13,088

(e)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$823,318,797	—	$823,318,797
Short-Term Securities	$30,862,793	—	—	30,862,793

Total	$30,862,793	$823,318,797	—	$854,181,590

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND	NOVEMBER 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Investment Quality Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Investment Quality Fund

Date: January 26, 2011